SCHEDULE I-CONDENSED STATEMENTS of CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Cash Flows from Operating Activities:
Net (loss)/income	$ 165,993	¥ 1,155,611	¥ 1,579,810	[1]	¥ (188,074)	[1]
Adjustments to reconcile net (loss)/income to net cash provided by/(used in) operating activities:
Share of income/(loss) of its subsidiaries and the consolidated VIEs	313	2,180	9,295	[1]	(5,060)	[1]
Share-based compensation	6,312	43,941	119,998		125,569
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(23,597)	(164,276)	105,149		(437,567)
Accrued expenses and other liabilities	18,769	130,669	(997,334)		10,097
Net cash provided by /(used in) operating activities	39,381	274,168	(3,959,094)		184,072
Cash Flows from Investing Activities:
Purchase of held-to-maturity investments			(612,501)		(943,212)
Redemption of held-to-maturity investments	46,392	322,970	306,998		1,039,127
Purchase of available-for-sale investments	(93,819)	(653,150)	(1,270,341)		(2,991,487)
Proceeds from disposal of available-for-sale investments	150,887	1,050,443	1,398,500		3,181,763
Net cash (used in) / provided by investing activities	159,442	1,110,001	3,297,648		(1,166,837)
Cash Flows from Financing Activities:
Dividends paid to shareholders			(106,626)		(605,238)
Repurchase of ordinary shares	(5,292)	(36,843)	(254)
Net cash provided by /(used in) financing activities	(165,144)	(1,149,705)	(788,022)		2,642,695
Effect of foreign exchange rate changes	28	193	3,631		(16,109)
Net increase/(decrease) in cash, cash equivalents and restricted cash	33,707	234,657	(1,445,837)		1,643,821
Cash, cash equivalents and restricted cash, beginning of year	435,876	3,034,485	4,480,322		2,836,501
Cash, cash equivalents and restricted cash, end of year	469,583	3,269,142	3,034,485		4,480,322
Reportable Legal Entities | Parent Company
Cash Flows from Operating Activities:
Net (loss)/income	165,993	1,155,611	1,579,810		(188,074)
Adjustments to reconcile net (loss)/income to net cash provided by/(used in) operating activities:
Share of income/(loss) of its subsidiaries and the consolidated VIEs	(174,140)	(1,212,325)	(1,703,629)		52,038
Share-based compensation	6,312	43,941	119,998		125,569
Dividends received					540,000
Changes in operating assets and liabilities:
Prepaid expenses and other assets	16	109	(2,405)		348
Accrued expenses and other liabilities	(336)	(2,337)	(5,944)		10,899
Net cash provided by /(used in) operating activities	(2,155)	(15,001)	(12,170)		540,780
Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries and the consolidated VIEs	(1,991)	(13,867)	(6,678)		(11,523)
Purchase of held-to-maturity investments					(326)
Redemption of held-to-maturity investments					34,347
Purchase of available-for-sale investments	(13,079)	(91,050)	(46,379)		(35,164)
Proceeds from disposal of available-for-sale investments	13,408	93,343
Net cash (used in) / provided by investing activities	(1,662)	(11,574)	(53,057)		(12,666)
Cash Flows from Financing Activities:
Dividends paid to shareholders			(106,626)		(605,238)
Repurchase of ordinary shares	(5,292)	(36,843)	(254)
Net cash provided by /(used in) financing activities	(5,292)	(36,843)	(106,880)		(605,238)
Effect of foreign exchange rate changes	46	322	3,423		(17,163)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(9,063)	(63,096)	(168,684)		(94,287)
Cash, cash equivalents and restricted cash, beginning of year	18,894	131,534	300,218		394,505
Cash, cash equivalents and restricted cash, end of year	$ 9,831	¥ 68,438	¥ 131,534		¥ 300,218

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.